Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

9. Intangible assets

(a) Breakdown and changes

Changes in intangible assets are as follows:

		December 31, 2022
	Trademarks and		Client			Non
	patents	Software	portfolio	Goodwill	Know-how	Compete	Total
Cost
Opening balance	2,315	9,353	2,074	585,746	—	—	599,488
Transfers	(3,884)	(1,327)	3,724	(17,510)	—	—	(18,997)
Additions	—	1,276	—	516,088	—	—	517,364
Write-offs	(3,847)	(2,801)	(182)	—	—	—	(6,830)
Business combination(*)	12,238	33,141	—	154,122	—	—	199,501
Fair value added value	30,405	—	340,303	24,001	10,237	2,895	407,841
Exchange-rate change	(647)	(1,739)	(285)	(70,145)	—	—	(72,816)
Closing balance	36,580	37,903	345,634	1,192,302	10,237	2,895	1,625,551
Accumulated amortization
Opening balance	—	(3,892)	(218)	—	—	—	(4,110)
Transfers	—	1,356	—	—	—	—	1,356
Additions	—	(848)	(69)	—	—	—	(917)
Write-offs	—	811	—	—	—	—	811
Business combination	—	(509)	—	—	—	—	(509)
Fair value added value	(1,248)	—	(6,618)	—	(1,775)	(291)	(9,932)
Exchange-rate change	9	176	64	—	—	—	249
Closing balance	(1,239)	(2,906)	(6,841)	—	(1,775)	(291)	(13,052)
Cost	36,580	37,903	345,634	1,192,302	10,237	2,895	1,625,551
Accumulated amortization	(1,239)	(2,906)	(6,841)	—	(1,775)	(291)	(13,052)
	35,341	34,997	338,793	1,192,302	8,462	2,604	1,612,499

(*) On July 11, 2014, the subsidiary Witt O'Briens acquired the controlling stake in Witt O'Brien's, a global leader in preparedness, crisis management and disaster response and recovery, through the acquisition of a stake in 45.8% of its partner for $35.4 million in cash. The Company performed a fair value analysis and the purchase price was allocated to the acquired assets and liabilities based on their fair values, resulting in US$48.1 million of recorded goodwill. In October 2016, Witt O'Brien's announced the launch of a strategic growth program to focus on core services, eliminating non-core and lower margin businesses. Witt O'Brien's core services include providing resiliency solutions to key areas of critical infrastructure, including but not limited to government, energy, transportation, healthcare, and education, in the United States and abroad. Witt O'Brien's protects and enhances its customers' business value by strengthening their ability to prepare for, respond to and recover from natural and man-made disasters, including hurricanes, infectious diseases, terrorism, cyber breaches, oil spills, incidents browsing and other interruptions. Operations scheduled for disposal include a government relations unit, the Company's operations in Europe (mainly the UK), software products and an insurance unit. As a result of the restructuring, during the year ended December 31, 2016, Witt O'Brien's identified indicators of impairment for some of its intangible assets and goodwill, resulting in impairment charges of US$29.6 million. The estimates and assumptions used by the Company for its annual goodwill impairment test are typically developed as part of the Company's routine business planning and forecasting process. Although the Company believes that its assumptions and estimates are reasonable, the Company's actual performance in relation to its estimates may produce different results and lead to additional impairment losses in future periods.

		December 31, 2021
	Trademarks and		Client			Research and
	patents	software	portfolio	Goodwill	Know-how	development	Total
Cost
Opening balance	1,087	2,454	351	222,319	—	221	226,432
Transfers	—	—	—	—	—	—	—
Additions	139	1,683	—	347,453	—	—	349,275
Write-offs	—	(455)	—	—	—	(232)	(687)
Business combination	1,089	5,594	1,800	—	—	—	8,483
Exchange-rate change	—	77	(77)	15,974	—	11	15,985
Closing balance	2,315	9,353	2,074	585,746	—	—	599,488
Accumulated amortization
Opening balance	—	(1,615)	—	—	—	(210)	(1,825)
Transfers	—	—	—	—	—	—	—
Additions	—	(120)	—	—	—	—	(120)
Write-offs	—	—	—	—	—	219	219
Fair value added value	—	(1,877)	(228)	—	—	—	(2,105)
Exchange-rate change	—	(280)	10	—	—	(9)	(279)
Closing balance	—	(3,892)	(218)	—	—	—	(4,110)
Cost	2,315	9,353	2,074	585,746	—	—	599,488
Accumulated amortization	—	(3,892)	(218)	—	—	—	(4,110)
	2,315	5,461	1,856	585,746	—	—	595,378

	December 31,	December 31,
Carrying amounts	2022	2021
Indefinite life	1,227,643	588,061
Definite life	384,856	7,317
	1,612,499	595,378

(b) Rates of amortization

The amortization rates are as follows:

		Annual
	Useful life	amortization
Assets	(in years)	rate (%)
Trademarks and patents (*)
Right-of-use of software	5	20%
Research and development	2	50%
Goodwill (*)
Client portfolio	2	50%
Workforce	5	20%
Non Compete	5	20%
(*) Undefined useful life

(c) Impairment

Management annually reviews the net book value of assets for purposes of evaluating events or changes in economic or operating circumstances that may indicate impairment or loss of its recoverable value described in the note 8 (e).